Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other (Detail) - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Collateral and contractual commitments [abstract]
Collateral given for own liabilities	$ 391	$ 372
Contractual commitments to purchase property, plant and equipment	528	457
Contractual commitments to acquire loans to customers	150	151
Other commitments	$ 1,953	$ 1,911